Expenses Relating to the Business Combination - Schedule of Significant Costs in Connection with the Business Combination (Details)	12 Months Ended
Sep. 30, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Expenses relating to the business combination, cash-settled	$ 9,146,063
Expenses relating to the business combination, equity-settled	158,170,024
Expenses relating to the business combination	167,316,087
Professional fees
Disclosure of detailed information about business combination [line items]
Expenses relating to the business combination, cash-settled	9,146,063
Expenses relating to the business combination, equity-settled	6,845,953
Expenses relating to the business combination	15,992,016
Share-based payment expense on management earnout
Disclosure of detailed information about business combination [line items]
Expenses relating to the business combination, equity-settled	64,082,445
Expenses relating to the business combination	64,082,445
Share-based payment expense on sponsor earnout
Disclosure of detailed information about business combination [line items]
Expenses relating to the business combination, equity-settled	5,690,340
Expenses relating to the business combination	5,690,340
Share-based payment expense on acquisition of CIIG
Disclosure of detailed information about business combination [line items]
Expenses relating to the business combination, equity-settled	81,551,286
Expenses relating to the business combination	$ 81,551,286